Supplemental Cash Flow Information (Details) - Schedule non cash investing and financing activities - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule non cash investing and financing activities [Abstract]
Common Shares issued to settle accounts payable and accrued liabilities. (Note 4)	12,879,057
Common Shares issued for exploration license acquisition (Note 3)		27,999,997